Related Party Transaction (Details) (USD $)	12 Months Ended		65 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Related Party Transaction:
HFG managed Cash funded from bankruptcy trust	$ 0	$ 0	$ 1,000
Contributed capital to support operations	$ 22,250	$ 10,500